JPMorgan Managed Income Fund Expense Example - L Shares [Member] - JPMorgan Managed Income Fund - Class L	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	102
Expense Example, with Redemption, 5 Years	186
Expense Example, with Redemption, 10 Years	$ 433